UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Senior Vice President
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          February 8, 2000

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   104

Form 13F information Table Value Total:   $266,789



List of Other Included Managers:


FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100          305    5,569                                         5569
AGILENT TECHNOL.   COM   00846U101          809   16,705                                        16705
AIR PRODUCTS       COM   009158106          223    5,430                                         5430
AMERICAN EXPRESS   COM   025816109          433    7,874                                         7874
AMERICAN GENERAL   COM   026351106          652    8,000                                         8000
AMERICAN HOME PRO  COM   026609107         3531   55,564                                        55564
AMERICAN INTL      COM   026874107         4739   48,080                                        48080
AMGEN              COM   031162100          339    5,300                                         5300
ANHEUSER BUSCH     COM   035229103         3906   85,850                                        85850
ATMI, INC.         COM   00207R101          395   20,250                                        20250
AUTOMATIC DATA     COM   053015103         6429  101,550                                       101550
BANK OF NEW YORK   COM   064057102         1595   28,896                                        28896
BAXTER INTL        COM   071813109          637    7,209                                         7209
BECTON DICKINSON   COM   075887109         1708   49,325                                        49325
BELL MICROPROD.    COM   078137106         2934  184,825                                       129825              55,000
BELL SOUTH         COM   079860102          298    7,276                                         7276
BPA AMOCO          COM   055622104         1015   21,202                                        21202
BRISTOL MYERS      COM   110122108         5100   68,974                                        68974
CALIF MICRO DEVIC  COM   130439102          330   48,000                                            0              48,000
CARPENTER TECH     COM   144285103         1991   56,899                                        16899              40,000
CEDAR FAIR L.P     COM   150185106          360   19,600                                        19600
CHATTEM            COM   162456107          401   71,350                                        64650             11,800
CHEVRON            COM   166751107          204    2,413                                         2413
CHUBB              COM   171232101          262    3,030                                         3030
CITIGROUP          COM   172967101          283    5,535                                         5535
CLOROX CO          COM   189054109          596   16,800                                        16800
COLGATE PALMOLIVE  COM   194162103         1743   26,997                                        26997
CREE RESEARCH      COM   225447101          641   18,040                                           40             18,000
CONAGRA            COM   205887102         1301   50,050                                        50050

  COLUMN TOTALS                           43160

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
COCA COLA          COM   191216100          625   10,250                                        10250
DAKTRONICS         COM   234264109         3960  333,475                                       233475             100,000
DOVER CORP         COM   260003108         2328   57,400                                        57400
DUKE ENERGY        COM   264399106          463    5,426                                         5426
DU PONT            COM   263534109          274    5,672                                         5672
EDGE PETROLEUM     COM   279862106         4767  482,701                                       418701              64,000
EMC CORP           COM   268648102          213    3,200                                         3200
EMERSON ELECTRIC   COM   291011104          736    9,344                                         9344
FIRST UNION        COM   337358105         2906  104,483                                       104483
GARDEN FRESH       COM   365235100          849  137,275                                        43275              94,000
GENERAL ELECTRIC   COM   369604103        12383  258,306                                       258306
GENTEX             COM   371901109         3358  180,275                                       116175             64,100
GILLETTE           COM   375766102          385   10,660                                        10660
GLAXO HOLDINGS     COM   37733W105          318    5,680                                         5680
W W GRAINGER       COM   384802104          475   13,010                                        13010
H J HEINZ          COM   423074103         1436   30,261                                        30261
HERSHEY FOODS      COM   427866108          927   14,400                                        14400
HEWLETT PACKARD    COM   429236103         1760   55,750                                        55750
IBM                COM   459200101          950   11,180                                        11180
INTEL              COM   458140100         2564   85,276                                        85276
JOHNSON & JOHNSON  COM   478160104          411    3,911                                         3911
KENSEY NASH        COM   490057106         3666  362,100                                       312100              50,000
KIMBERLY CLARK     COM   494368103         5605   79,294                                        79294
LILLY, ELI         COM   532457108         4932   53,000                                        53000
LITHIA MOTORS      COM   536797103         3442  276,750                                       192050              84,700

  COLUMN TOTALS                           59733


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         3969  604,800                                       498800            106,000
MEASUREMENT SPEC.  COM   583421102         4206  215,675                                        96875            118,800
MEDTRONIC          COM   585055106         3405   56,400                                        56400
McGRAW HILL        COM   580645109          968   16,516                                        16516
MELLON BANK        COM   58551A108         7149  145,350                                       145350
MERCK              COM   589331107         4999   53,391                                        53391
MICROS             COM   594901100          518   28,390                                         1390              27,000
MICROSOFT          COM   594918104         2348   54,131                                        54131
J P MORGAN        COM   616880100          529    3,194                                         3194
NCI BUILDING       COM   628852105         2778  147,670                                        76170              71,500
NEWELL CO          COM   651192106          976   42,900                                        42900
OCCIDENTAL PETROL  COM   674599105          267   11,000                                        11000
OMNICOM            COM   681919106         5169   62,375                                        62375
PARKWAY PROP       COM   70159Q104         4555  153,418                                       104518              48,900
PENN NATL GAMING   COM   707569109         4822  473,359                                       348359             125,000
PEPSICO            COM   713448108         1505   30,371                                        30371
PERF. FOOD GROUP   COM   713755106         8928  174,150                                       122250              51,900
PFIZER             COM   717081103          592   12,860                                        12860
PLANTRONICS        COM   727493108         4047   86,100                                        51300              34,800
PROCTOR & GAMBLE   COM   742718109         2448   31,211                                        31211
POMEROY COMPUTER   COM   731822102         4651  305,000                                       244000              61,000

  COLUMN TOTALS                           68829
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          809   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         6863  112,512                                       112512
Q-LOGIC            COM   747277101        19148  248,669                                       225869              23,800
RICHARDSON ELEC.   COM   763165107         4316  313,910                                       230110              83,800
ROCK OF AGES       COM   772632105          461  102,500                                        39500              63,000
ROYAL DUTCH        COM   780257705          327    5,400                                         5400
SBC COMMUNICATION  COM   78387G103         3441   72,066                                        72066
SCHERING PLOUGH    COM   806605101         5380   94,804                                        94804
SARA LEE           COM   803111103         1779   72,428                                        72428
SCHLUMBERGER       COM   806857108          962   12,030                                        12030
SCHWAB             COM   808513105          787   27,725                                        27725
SIPEX              COM   829909100         4001  167,155                                       129155              38,000
STATE ST CORP      COM   857473102         1143    9,200                                         9200
SERVICEMASTER      COM   817615107          189   16,423                                        16423
STORAGE USA        COM   861907103         1367   43,062                                        43062
STRYKER CORP       COM   863667101          496    9,800                                         9800
SYSCO CORP         COM   871829107         4454  148,460                                       148460
A T & T CORP.      COM   001957109          376   21,740                                        21740
TEXACO             COM   881694103          333    5,358                                         5358
TREX CO.           COM   89531P105         3033  120,400                                        90400              30,000
TYCO INT'L         COM   902124106        10757  193,824                                       193824
UNITED TECHNOLOGI  COM   913017109         1977   25,150                                        25150
UNIROYAL TECH      COM   909163107          753  120,500                                        82500              38,000
UNIVERSAL ELECT.   COM   913483103          849   55,000                                            0              55,000
VERIZON            COM   92343V104         1940   38,711                                        38711
WALGREEN           COM   931422109         4708  112,590                                       112590
WILLIAMS COS       COM   969457100         1122   28,103                                        28103
EXXON MOBIL        COM   30231G102         7526   86,563                                        86563
DENTSPLY INTL      COM   249030107         5770  147,470                                       147470
  COLUMN TOTALS                           95067
   FINAL TOTAL                         $266,789

